Intangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,939	$ 3,414
Impairment	0	(2,032)
Ending balance	$ 2,112	1,939	$ 3,414
Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	3 years
Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 24,723	21,104	40,291
Additions	516	3,321	15,411
Assets reclassified as held for sale			(38,677)
Foreign exchange on translation	9	298	4,079
Ending balance	25,248	24,723	21,104
Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(22,784)	(17,690)	(89)
Impairment		(4,691)	(17,601)
Charge	(343)	(375)
Foreign exchange on translation	(10)	(28)
Ending balance	(23,136)	(22,784)	(17,690)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,939	3,414
Ending balance	$ 2,112	1,939	3,414
Development costs | Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	5 years
Development costs | Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Digital Bills of Exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		1,414
Ending balance			1,414
Digital Bills of Exchange | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,032	1,414
Additions		482	1,414
Foreign exchange on translation		136
Ending balance	2,032	2,032	1,414
Digital Bills of Exchange | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,032)
Impairment		(2,032)
Ending balance	(2,032)	(2,032)
Project development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	202	56
Ending balance	719	202	56
Project development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	20,462	17,657	39,817
Additions	516	2,839	12,438
Assets reclassified as held for sale			(38,677)
Foreign exchange on translation	1	(34)	4,079
Ending balance	20,979	20,462	17,657
Project development costs | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(20,260)	(17,601)
Impairment		(2,659)	(17,601)
Ending balance	(20,260)	(20,260)	(17,601)
SKA-Platform
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,669	1,794
Ending balance	$ 1,379	1,669	1,794
Estimated useful lives, intangible assets	7 years
SKA-Platform | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,065	1,883	474
Additions			1,409
Foreign exchange on translation	8	182
Ending balance	2,073	2,065	1,883
SKA-Platform | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(396)	(89)	(89)
Charge	(289)	(284)
Foreign exchange on translation	(10)	(23)
Ending balance	(694)	(396)	(89)
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	68	150
Ending balance	13	68	150
Website | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	164	150
Additions			150
Foreign exchange on translation		14
Ending balance	164	164	150
Website | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(96)
Charge	(54)	(91)
Foreign exchange on translation	0	(5)
Ending balance	$ (150)	(96)
Intangible assets relating to the satellite division and digital bills of exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment		(4,691)	(17,601)
Intangible assets other than those relating to the satellite division and digital bills of exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment		$ 0	$ 0